COMMITMENTS	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
COMMITMENTS
The Company leases office space, data center facilities and equipment used in connection with its operations under various operating leases, many of which contain escalation clauses. The Company is also committed to pay a portion of the related operating expenses under certain lease agreements. These operating expenses are not included in the table below.
Future minimum payments under operating lease agreements are as follows:

(In thousands)
2017	$7,788
2018	7,526
2019	5,356
2020	5,263
2021	5,094
Thereafter	14,275
Total	$45,302

Expenses charged to operations under these agreements are $15.5 million, $10.9 million and $11.7 million for the years ended December 31, 2016, 2015 and 2014, respectively. See "Note 18—Related Party Transactions" for additional information related to related party transactions.
The Company also has funding commitments in the form of a purchase obligation and surety bonds. The purchase obligation relates to web hosting services with $10.0 million due for each of the years ended December 31, 2017 and 2018. The surety bonds of $0.1 million expire within twelve months of December 31, 2016.